Investment Objectives and Goals - Anfield Dynamic Fixed Income ETF	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ANFIELD DYNAMIC FIXED INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Anfield Dynamic Fixed Income ETF (the “Dynamic Fixed Income ETF” or the “Fund”) seeks to provide total return
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.